Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 9,163	$ 2,266
Prepaid expenses	36	29
Parent company receivable		300
Other current assets	16	30
Total current assets	9,215	2,625
Property and equipment, net	797
Operating lease right-of-use asset, net	1,809	2,199
Total assets	11,821	4,824
Current liabilities
Accounts payable and accrued expenses	1,444	758
Parent company payable	141
Operating lease liability, short-term	362	326
Liability instrument	7,236
Derivative liability		538
Convertible notes payable, net of debt discount		5,451
Total current liabilities	9,183	7,073
Operating lease liability, long-term	1,385	1,747
Total liabilities	10,568	8,820
Stockholders’ equity/(deficit)
Net Parent investment		1,461
Additional paid-in capital	25,609	2,414
Accumulated deficit	(24,357)	(7,872)
Total stockholders’ equity/(deficit)	1,253	(3,996)
Total liabilities and stockholders’ equity/(deficit)	11,821	4,824
Series A Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value
Series B Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value
Series B-1 Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value
Series C Preferred Stock [Member]
Stockholders’ equity/(deficit)
Preferred Stock, value
Nonvoting Common Stock [Member]
Stockholders’ equity/(deficit)
Common Stock, value	1	1
Voting Common Stock [Member]
Stockholders’ equity/(deficit)
Common Stock, value